Deposits	12 Months Ended
Dec. 31, 2016
Deposits [Abstract]
Deposits
(10)	Deposits

At December 31, 2016 and 2015, time deposits amounted to $182,595,000 and $160,849,000, respectively. Interest expense on certificates of deposit amounted to $2,156,000, $1,920,000, and $1,971,000 for the years ended December 31, 2016, 2015 and 2014, respectively. The aggregate amount of demand deposit overdrafts that were reclassified as loans were $285,000 at December 31, 2016, compared to $567,000 as of December 31, 2015.

Time deposits at December 31, 2016, mature as follows:

	Time Deposits
(Dollars in thousands)	Less than $250,000	$250,000 or more
Maturing in 2017	$64,993	$16,760
Maturing in 2018	35,238	5,360
Maturing in 2019	20,094	3,209
Maturing in 2020	20,997	950
Maturing in 2021	13,953	303
Maturing thereafter	738	—

	$156,013	$26,582

Brokered deposits included in the time deposit totals equaled $13,567,000, at December 31, 2016 and $11,168,000 at December 31, 2015. Deposits and other funds from related parties held by Mid Penn at December 31, 2016 and 2015 amounted to $19,279,000 and $17,163,000, respectively.